American Century Investments®
Quarterly Portfolio Holdings
American Century® U.S. Quality Value ETF (VALQ)
May 31, 2026

U.S. Quality Value ETF - Schedule of Investments
MAY 31, 2026 (UNAUDITED)

	Shares	Value ($)
COMMON STOCKS — 99.8%
Aerospace and Defense — 3.0%
General Dynamics Corp.	1,497	519,190
Lockheed Martin Corp.	14,995	7,954,098
RTX Corp.	2,881	517,600
Textron, Inc.	5,619	515,599
		9,506,487
Air Freight and Logistics — 0.3%
FedEx Corp.	1,304	536,922
United Parcel Service, Inc., Class B	5,161	550,627
		1,087,549
Automobile Components — 0.6%
BorgWarner, Inc.	13,462	966,841
Gentex Corp.	21,667	523,475
Lear Corp.	3,663	524,248
		2,014,564
Automobiles — 0.2%
Tesla, Inc.(1)	1,213	528,613
Banks — 0.2%
Bank of America Corp.	9,847	508,105
Beverages — 2.0%
Coca-Cola Co.	30,203	2,386,339
Coca-Cola Consolidated, Inc.	2,875	498,123
PepsiCo, Inc.	25,416	3,664,733
		6,549,195
Biotechnology — 2.9%
AbbVie, Inc.	17,637	3,839,928
Exelixis, Inc.(1)	10,212	515,502
Gilead Sciences, Inc.	34,094	4,583,256
Incyte Corp.(1)	5,205	503,532
		9,442,218
Broadline Retail — 0.6%
Amazon.com, Inc.(1)	1,889	511,239
Dillard's, Inc., Class A(2)	919	542,403
Macy's, Inc.	37,829	823,159
		1,876,801
Building Products — 1.4%
A.O. Smith Corp.	37,521	2,128,191
Carlisle Cos., Inc.	1,526	526,180
Fortune Brands Innovations, Inc.	13,964	543,758
Masco Corp.	11,616	816,024
UFP Industries, Inc.	6,292	509,652
		4,523,805
Capital Markets — 3.4%
Ameriprise Financial, Inc.	1,125	501,424
Blackrock, Inc.	733	767,363
Charles Schwab Corp.	56,080	4,898,588
Evercore, Inc., Class A	1,464	499,019
FactSet Research Systems, Inc.	2,253	553,044
Goldman Sachs Group, Inc.	513	526,112
Morgan Stanley	2,529	526,032

Morningstar, Inc.	2,924	532,226
Piper Sandler Cos.	6,278	492,258
S&P Global, Inc.	1,220	517,280
SEI Investments Co.	5,659	497,313
T. Rowe Price Group, Inc.	4,973	519,828
		10,830,487
Chemicals — 0.5%
CF Industries Holdings, Inc.	4,166	468,050
Linde PLC	1,516	754,498
NewMarket Corp.	704	544,600
		1,767,148
Commercial Services and Supplies — 0.1%
Rollins, Inc.	5,149	245,092
Communications Equipment — 2.6%
Arista Networks, Inc.(1)	3,412	544,112
Cisco Systems, Inc.	61,703	7,430,275
F5, Inc.(1)	1,321	506,537
		8,480,924
Consumer Finance — 0.2%
American Express Co.	1,637	518,061
Consumer Staples Distribution & Retail — 1.9%
Costco Wholesale Corp.	483	461,902
Dollar General Corp.	4,824	533,583
Dollar Tree, Inc.(1)	5,297	616,783
Kroger Co.	7,560	469,854
Target Corp.	25,661	3,260,743
Walmart, Inc.	6,428	744,041
		6,086,906
Containers and Packaging — 1.0%
Avery Dennison Corp.	15,710	2,498,990
Crown Holdings, Inc.	5,256	499,740
Packaging Corp. of America	1,277	279,548
		3,278,278
Distributors — 0.2%
LKQ Corp.	29,019	786,995
Diversified Consumer Services — 0.4%
ADT, Inc.	111,433	747,715
Grand Canyon Education, Inc.(1)	3,234	484,615
		1,232,330
Diversified Telecommunication Services — 4.0%
AT&T, Inc.	92,751	2,300,225
Comcast Corp., Class A	129,072	3,210,021
Verizon Communications, Inc.	151,539	7,245,079
		12,755,325
Electrical Equipment — 0.5%
Acuity, Inc.	1,804	550,419
Eaton Corp. PLC	1,329	532,397
Sensata Technologies Holding PLC	10,683	527,633
		1,610,449
Electronic Equipment, Instruments and Components — 1.9%
Amphenol Corp., Class A	13,742	2,044,260
Corning, Inc.	2,642	478,625
Itron, Inc.(1)	6,194	510,881
Jabil, Inc.	1,423	518,769
Keysight Technologies, Inc.(1)	1,502	508,172

Littelfuse, Inc.	1,142	533,165
Sanmina Corp.(1)	2,163	561,796
TE Connectivity PLC	2,503	534,165
Zebra Technologies Corp., Class A(1)	2,093	509,918
		6,199,751
Entertainment — 0.7%
Netflix, Inc.(1)	5,678	488,421
Walt Disney Co.	15,854	1,614,413
		2,102,834
Financial Services — 1.4%
Berkshire Hathaway, Inc., Class B(1)	1,056	501,051
Fidelity National Information Services, Inc.	11,624	499,716
Fiserv, Inc.(1)	9,083	513,734
Global Payments, Inc.	6,985	527,437
Jack Henry & Associates, Inc.	3,633	495,251
Mastercard, Inc., Class A	1,015	501,390
MGIC Investment Corp.	19,374	488,612
PayPal Holdings, Inc.	11,445	512,164
Visa, Inc., Class A	1,531	499,657
		4,539,012
Food Products — 0.5%
Archer-Daniels-Midland Co.	6,574	524,474
Hershey Co.	1,434	278,239
Ingredion, Inc.	7,636	774,596
		1,577,309
Ground Transportation — 2.4%
Landstar System, Inc.	2,653	548,906
Lyft, Inc., Class A(1)	37,613	530,720
Ryder System, Inc.	2,126	533,307
Uber Technologies, Inc.(1)	6,888	484,915
Union Pacific Corp.	21,441	5,631,264
		7,729,112
Health Care Equipment and Supplies — 1.6%
Abbott Laboratories	43,103	3,689,617
Align Technology, Inc.(1)	3,110	544,094
Medtronic PLC	3,493	257,818
Stryker Corp.	1,617	493,331
		4,984,860
Health Care Providers and Services — 2.9%
Cardinal Health, Inc.	2,527	497,314
Centene Corp.(1)	8,777	523,109
Chemed Corp.	1,148	489,519
Cigna Group	2,766	767,288
CVS Health Corp.	46,390	4,220,562
HCA Healthcare, Inc.	1,292	489,074
UnitedHealth Group, Inc.	4,839	1,840,320
Universal Health Services, Inc., Class B	3,121	456,009
		9,283,195
Hotels, Restaurants and Leisure — 1.9%
Booking Holdings, Inc.	27,149	4,545,557
Domino's Pizza, Inc.	863	268,031
Expedia Group, Inc.	2,324	524,736
McDonald's Corp.	2,745	766,404
		6,104,728

Household Durables — 0.8%
DR Horton, Inc.	3,518	517,463
Mohawk Industries, Inc.(1)	4,955	532,266
NVR, Inc.(1)	84	512,803
PulteGroup, Inc.	4,360	515,265
Toll Brothers, Inc.	3,769	522,157
		2,599,954
Household Products — 4.9%
Clorox Co.	17,212	1,549,424
Colgate-Palmolive Co.	36,224	3,264,869
Kimberly-Clark Corp.	38,318	3,739,837
Procter & Gamble Co.	50,605	7,264,854
		15,818,984
Industrial Conglomerates — 0.3%
Honeywell International, Inc.	3,505	833,699
Insurance — 0.8%
Allstate Corp.	2,364	487,197
Chubb Ltd.	1,535	478,506
CNA Financial Corp.	6,159	259,047
Everest Group Ltd.	1,422	460,771
First American Financial Corp.	4,024	266,509
Old Republic International Corp.	6,885	256,329
Progressive Corp.	2,548	485,139
		2,693,498
Interactive Media and Services — 1.5%
Alphabet, Inc., Class A	1,318	501,288
Match Group, Inc.	14,218	513,696
Meta Platforms, Inc., Class A	6,119	3,870,329
		4,885,313
IT Services — 6.2%
Accenture PLC, Class A	21,356	3,995,067
Amdocs Ltd.	66,920	4,213,952
Cognizant Technology Solutions Corp., Class A	28,808	1,606,190
EPAM Systems, Inc.(1)	9,827	1,006,874
Gartner, Inc.(1)	3,225	523,095
GoDaddy, Inc., Class A(1)	5,538	475,327
International Business Machines Corp.	24,525	7,303,545
VeriSign, Inc.	2,550	727,719
		19,851,769
Life Sciences Tools and Services — 0.3%
Danaher Corp.	2,925	534,310
Thermo Fisher Scientific, Inc.	1,128	555,551
		1,089,861
Machinery — 2.6%
Donaldson Co., Inc.	9,441	772,935
Gates Industrial Corp. PLC(1)	21,064	545,979
Graco, Inc.	6,732	507,929
Illinois Tool Works, Inc.	13,108	3,241,346
Oshkosh Corp.	3,988	518,440
Otis Worldwide Corp.	10,890	771,448
Snap-on, Inc.	1,399	519,323
Stanley Black & Decker, Inc.	3,614	287,024
Timken Co.	4,263	545,579
Toro Co.	8,681	780,248
		8,490,251

Media — 0.6%
Charter Communications, Inc., Class A(1)	3,405	490,490
Fox Corp., Class A	7,890	504,329
New York Times Co., Class A	6,828	513,534
News Corp., Class A	19,308	503,939
		2,012,292
Metals and Mining — 0.2%
Commercial Metals Co.	7,171	545,355
Oil, Gas and Consumable Fuels — 2.0%
Antero Midstream Corp.	12,518	262,377
Chevron Corp.	19,806	3,613,803
ConocoPhillips	6,471	737,565
Exxon Mobil Corp.	5,023	729,641
HF Sinclair Corp.	7,414	518,165
Valero Energy Corp.	2,103	514,856
		6,376,407
Passenger Airlines — 0.2%
Delta Air Lines, Inc.	6,702	552,781
Personal Care Products — 0.8%
Kenvue, Inc.	154,232	2,665,129
Pharmaceuticals — 6.3%
Bristol-Myers Squibb Co.	140,156	8,014,120
Johnson & Johnson	16,405	3,696,538
Merck & Co., Inc.	65,018	7,718,937
Pfizer, Inc.	19,538	511,505
Zoetis, Inc.	3,401	264,224
		20,205,324
Professional Services — 2.9%
Automatic Data Processing, Inc.	14,886	3,302,310
Booz Allen Hamilton Holding Corp.	3,576	283,148
Equifax, Inc.	3,109	515,441
ExlService Holdings, Inc.(1)	17,346	503,554
Genpact Ltd.	24,599	810,537
Leidos Holdings, Inc.	4,121	526,664
Paychex, Inc.	28,967	2,809,220
SS&C Technologies Holdings, Inc.	7,573	511,329
		9,262,203
Real Estate Management and Development — 0.2%
Jones Lang LaSalle, Inc.(1)	1,731	488,679
Semiconductors and Semiconductor Equipment — 10.9%
Advanced Micro Devices, Inc.(1)	1,128	582,161
Analog Devices, Inc.	11,877	4,915,297
Applied Materials, Inc.	8,305	3,737,748
Cirrus Logic, Inc.(1)	3,909	664,335
First Solar, Inc.(1)	2,037	624,931
KLA Corp.	1,927	3,703,135
Lam Research Corp.	11,743	3,736,388
Micron Technology, Inc.	1,890	1,835,190
NVIDIA Corp.	2,310	487,733
ON Semiconductor Corp.(1)	4,626	557,988
Qorvo, Inc.(1)	20,630	2,136,443
QUALCOMM, Inc.	26,865	6,743,652
Skyworks Solutions, Inc.	24,938	1,941,423
Texas Instruments, Inc.	9,733	2,975,184
Universal Display Corp.	5,537	510,068
		35,151,676

Software — 4.0%
Adobe, Inc.(1)	15,115	3,917,959
AppLovin Corp., Class A(1)	1,043	639,453
Docusign, Inc.(1)	10,354	543,792
Dropbox, Inc., Class A(1)	18,606	500,129
Microsoft Corp.	1,210	544,790
Pegasystems, Inc.	14,803	528,911
Salesforce, Inc.	24,554	4,692,270
Trimble, Inc.(1)	9,059	511,018
Workday, Inc., Class A(1)	4,161	608,297
Zoom Communications, Inc., Class A(1)	5,240	532,332
		13,018,951
Specialized REITs — 0.1%
Public Storage	895	271,803
Specialty Retail — 5.5%
Best Buy Co., Inc.	20,664	1,610,759
Chewy, Inc., Class A(1)	25,440	573,418
Gap, Inc.	33,665	712,015
Home Depot, Inc.	12,057	3,823,757
Lowe's Cos., Inc.	27,194	5,829,306
TJX Cos., Inc.	24,026	3,718,023
Urban Outfitters, Inc.(1)	6,874	499,396
Williams-Sonoma, Inc.	4,064	827,308
		17,593,982
Technology Hardware, Storage and Peripherals — 6.3%
Apple, Inc.	17,519	5,466,979
Dell Technologies, Inc., Class C	2,006	844,346
HP, Inc.	122,881	3,322,702
NetApp, Inc.	25,918	4,517,248
Sandisk Corp.(1)	1,973	3,344,196
Seagate Technology Holdings PLC	2,529	2,225,014
Western Digital Corp.	1,042	553,521
		20,274,006
Textiles, Apparel and Luxury Goods — 1.0%
Crocs, Inc.(1)	4,655	552,409
Lululemon Athletica, Inc.(1)	4,000	524,720
NIKE, Inc., Class B	49,202	2,274,608
		3,351,737
Tobacco — 1.5%
Altria Group, Inc.	68,786	4,786,130
Trading Companies and Distributors — 0.4%
MSC Industrial Direct Co., Inc., Class A	10,304	1,127,979
Wireless Telecommunication Services — 0.2%
T-Mobile U.S., Inc.	4,086	766,248
TOTAL COMMON STOCKS (Cost $295,714,005)		320,864,144
SHORT-TERM INVESTMENTS — 0.5%
Money Market Funds — 0.5%
State Street Institutional U.S. Government Money Market Fund, Premier Class	1,182,939	1,182,939
State Street Navigator Securities Lending Government Money Market Portfolio(3)	523,148	523,148
TOTAL SHORT-TERM INVESTMENTS (Cost $1,706,087)		1,706,087
TOTAL INVESTMENT SECURITIES — 100.3% (Cost $297,420,092)		322,570,231
OTHER ASSETS AND LIABILITIES — (0.3)%		(1,055,919)
TOTAL NET ASSETS — 100.0%		$321,514,312

NOTES TO SCHEDULE OF INVESTMENTS
(1)Non-income producing.
(2)Security, or a portion thereof, is on loan. At the period end, the aggregate value of securities on loan was $180,604. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(3)Investment of cash collateral from securities on loan. At the period end, the aggregate value of the collateral held by the fund was $523,148.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value (NAV) per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The value of investments of the fund is determined by American Century Investment Management, Inc. (ACIM) (the investment advisor), as the valuation designee, pursuant to its valuation policies and procedures. The Board of Trustees oversees the valuation designee and reviews its valuation policies and procedures at least annually.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price.

Open-end management investment companies are valued at the reported NAV per share.

If the valuation designee determines that the market price for a portfolio security is not readily available or is believed by the valuation designee to be unreliable, such security is valued at fair value as determined in good faith by the valuation designee, in accordance with its policies and procedures. Circumstances that may cause a fund to determine that market quotations are not available or reliable include, but are not limited to: when there is a significant event subsequent to the market quotation; trading in a security has been halted during the trading day; or trading in a security is insufficient or did not take place due to a closure or holiday.

The valuation designee monitors for significant events occurring after the close of an investment’s primary exchange but before the NAV per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; regulatory news, governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The valuation designee also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that it deems appropriate. The valuation designee may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

2. Fair Value Measurements

The fund's investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

As of period end, the fund's investment securities were classified as Level 1. The Schedule of Investments provides additional information on the fund's portfolio holdings.
This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual financial statements.